Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable, allowance for credit loss, current	$ 144	$ 20
Convertible preferred shares authorized	66,971,605	66,971,605
Convertible preferred shares outstanding	56,361,224	56,355,551
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	95,000,000	95,000,000
Ordinary shares, issued	12,751,023	12,751,023
Ordinary shares, outstanding	9,184,092	9,184,092
PATHFINDER ACQUISITION CORPORATION [Member]
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares, authorized	1,000,000	1,000,000
Preference shares, issued	0	0
Preference shares, outstanding	0	0
Ordinary shares, issued	32,500,000	32,500,000
Ordinary shares, outstanding	32,500,000	32,500,000
Class A Ordinary Shares [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Ordinary shares subject to possible redemption, per share (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares subject to possible redemption	32,500,000	32,500,000
Ordinary shares subject to possible redemption, par value (in Dollars per share)	$ 10.11	$ 10
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	300,000,000	300,000,000
Ordinary shares, issued	0	0
Ordinary shares, outstanding	0	0
Class B Ordinary Shares [Member]
Ordinary shares, issued	8,125,000	8,125,000
Ordinary shares, outstanding	8,125,000	8,125,000
Class B Ordinary Shares [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, authorized	30,000,000	30,000,000
Ordinary shares, issued	8,125,000	8,125,000
Ordinary shares, outstanding	8,125,000	8,125,000
Series D1 Convertible Preferred Stock [Member]
Ordinary shares subject to possible redemption, per share (in Dollars per share)	$ 0.0001	$ 0.0001
Convertible preferred shares authorized	6,562,724	6,562,724
Ordinary shares subject to possible redemption	6,562,724	6,562,724
Convertible preferred shares outstanding	6,562,724	6,562,724
Preferred stock, liquidation preference, value	$ 30,000	$ 30,000
Series A Convertible Preferred Stock [Member]
Ordinary shares subject to possible redemption, per share (in Dollars per share)	$ 0.0001	$ 0.0001
Convertible preferred shares authorized	10,000,000	10,000,000
Ordinary shares subject to possible redemption	10,000,000	10,000,000
Convertible preferred shares outstanding	10,000,000	10,000,000
Preferred stock, liquidation preference, value	$ 10,000	$ 10,000
Series B Convertible Preferred Stock [Member]
Ordinary shares subject to possible redemption, per share (in Dollars per share)	$ 0.0001	$ 0.0001
Convertible preferred shares authorized	11,791,929	11,791,929
Ordinary shares subject to possible redemption	8,747,602	8,747,602
Convertible preferred shares outstanding	8,747,602	8,741,929
Preferred stock, liquidation preference, value	$ 24,816	$ 24,800
Series B Convertible Preferred Stock [Member] | PATHFINDER ACQUISITION CORPORATION [Member]
Convertible preferred shares outstanding	8,741,929	8,741,929
Series C Convertible Preferred Stock [Member]
Ordinary shares subject to possible redemption, per share (in Dollars per share)	$ 0.0001	$ 0.0001
Convertible preferred shares authorized	13,122,055	13,122,055
Ordinary shares subject to possible redemption	13,122,055	13,122,055
Convertible preferred shares outstanding	13,122,055	13,122,055
Preferred stock, liquidation preference, value	$ 37,226	$ 37,226
Series D Convertible Preferred Stock [Member]
Ordinary shares subject to possible redemption, per share (in Dollars per share)	$ 0.0001	$ 0.0001
Convertible preferred shares authorized	7,470,088	7,470,088
Ordinary shares subject to possible redemption	7,470,088	7,470,088
Convertible preferred shares outstanding	7,470,088	7,470,088
Preferred stock, liquidation preference, value	$ 31,043	$ 31,043
Series E Convertible Preferred Stock [Member]
Ordinary shares subject to possible redemption, per share (in Dollars per share)	$ 0.0001	$ 0.0001
Convertible preferred shares authorized	18,024,809	18,024,809
Ordinary shares subject to possible redemption	10,458,755	10,458,755
Convertible preferred shares outstanding	10,458,755	10,458,755
Preferred stock, liquidation preference, value	$ 43,463	$ 43,463